Property, Plant and Equipment	6 Months Ended
Jun. 30, 2020
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Property, Plant and Equipment
17.	Property, Plant and Equipment

	June 30, 2020
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total
Cost
Balance - January 1, 2020	$4,380	$4,738	$3,836	$12,954
Additions	1	-	134	135
Disposals	-	-	(3)	(3)
Balance - June 30, 2020	$4,381	$4,738	$3,967	$13,086
Accumulated Depreciation
Balance - January 1, 2020	$(2,518)	$(704)	$(2,421)	$(5,643)
Disposals	-	-	3	3
Depreciation	(227)	(371)	(201)	(799)
Balance - June 30, 2020	$(2,745)	$(1,075)	$(2,619)	$(6,439)
Net book value - June 30, 2020	$1,636	$3,663	$1,348	$6,647

	December 31, 2019
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total
Cost
Balance - January 1, 2019	$4,378	$-	$3,318	$7,696
Additions upon adoption of IFRS 16	-	4,679	-	4,679
Additions	9	59	547	615
Disposals	(7)	-	(29)	(36)
Balance - December 31, 2019	$4,380	$4,738	$3,836	$12,954
Accumulated Depreciation
Balance - January 1, 2019	$(2,024)	$-	$(2,046)	$(4,070)
Disposals	7	-	29	36
Depreciation	(501)	(704)	(404)	(1,609)
Balance - December 31, 2019	$(2,518)	$(704)	$(2,421)	$(5,643)
Net book value - December 31, 2019	$1,862	$4,034	$1,415	$7,311